Commitments and Contingencies - Additional Information (Detail) $ in Millions		12 Months Ended
	May 17, 2017 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($) $ / bbl	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Information about exposure arising from leases not yet commenced to which lessee is committed		The railcar leases are expected to commence in 2020 with lease terms of between six years and eight years and the storage tank leases are expected to commence in 2020 with lease terms of five years.
Outstanding letter of credit		$ 364	$ 336
Decommissioning liabilities		1,235	875	$ 1,029
Estimated fair value of contingent payment		$ 143	$ 132	$ 206
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Quarterly payment tenure		5 years
Average crude oil price | $ / bbl		52.00
Estimated fair value of contingent payment	$ 361	$ 143
Top of Range [Member] | ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Average crude oil price | $ / bbl	52.00
Railcar [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Payments on future commitments not yet commenced		$ 31
Railcar [Member] | Bottom of Range [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Lease term		6 years
Railcar [Member] | Top of Range [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Lease term		8 years
Storage Tank [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Payments on future commitments not yet commenced		$ 11
Lease term		5 years